Note 18 - Segmented Information - Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenues	$ 1,705,456	$ 1,482,889
Depreciation and amortization	42,049	36,969
Goodwill, Impairment Loss	6,150
Operating earnings (loss)	107,627	90,550
Other income, net	1,520	232
Interest expense, net	(9,867)	(9,152)
Income taxes	(22,607)	(27,387)
Net earnings	76,673	54,243
Total assets	837,733	770,964
Total additions to long lived assets	100,548	139,217
FirstService Residential Segment [Member]
Revenues	1,174,332	1,112,820
Depreciation and amortization	21,794	20,924
Goodwill, Impairment Loss
Operating earnings (loss)	77,569	62,539
Other income, net
Interest expense, net
Income taxes
Net earnings
Total assets	403,408	371,780
Total additions to long lived assets	47,227	25,039
FirstService Brands Segment [Member]
Revenues	531,124	370,069
Depreciation and amortization	20,244	15,982
Goodwill, Impairment Loss	6,150
Operating earnings (loss)	46,655	41,173
Other income, net
Interest expense, net
Income taxes
Net earnings
Total assets	425,912	393,321
Total additions to long lived assets	53,321	114,178
Corporate Segment [Member]
Revenues
Depreciation and amortization	11	63
Goodwill, Impairment Loss
Operating earnings (loss)	(16,597)	(13,162)
Other income, net
Interest expense, net
Income taxes
Net earnings
Total assets	8,413	5,863
Total additions to long lived assets